UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        Nov 10, 2010
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 92

Form 13F Information Table Value Total: $326,313 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
A D C Telecommunications     NOTE	000886AE1  5,978    6,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
A D C Telecommunications     NOTE	000886AF8  3,275    3,300,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Airtran Hldgs Inc	     NOTE	00949P108  6,615    900,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Alcon Inc	             COM SHS	H01301102  13,510   81,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
American Capital Agency Corp COM	02503X105  9,515    358,117    SH	SOLE  01 02 03 04 05 06 07  SOLE
Americredit Corp	     COM	03060R101  951 	    38,869     SH	SOLE  01 02 03 04 05 06 07  SOLE
Anheuser Busch Inbev SA/NV   ADR	03524A108  8,813    150,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Apache Corp		     COM	037411105  831 	    8,500      SH	SOLE  01 02 03 04 05 06 07  SOLE
Apple Inc		     COM	037833100  11,350   40,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM	043632108  5,176    193,781    SH	SOLE  01 02 03 04 05 06 07  SOLE
Bank of America Corporation  PFD	060505682  9,727    9,900      SH	SOLE  01 02 03 04 05 06 07  SOLE
Burger King Hldgs Inc	     COM	121208201  2,388    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc		     CL A	254067101  12,293   520,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Genzyme Corp	             COM	372917104  3,540    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Hartford Finl Svcs Group Inc PFD	416515708  6,994    294,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Liberty Acquisitions Hldgs   COM	53015Y107  18,174   1,766,150  SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     ETF	57060U100  11,186   200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
McAfee Inc		     COM	579064106  10,563   223,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
National Bk Greece S A	     ADR	633643507  2 	    1,000      SH	SOLE  01 02 03 04 05 06 07  SOLE
National Bk of Greece S A    SPONS ADR	633643408  6,316    315,170    SH	SOLE  01 02 03 04 05 06 07  SOLE
NBTY Inc		     COM	628782104  6,391    116,242    SH	SOLE  01 02 03 04 05 06 07  SOLE
Netezza Corp		     COM	64111N101  2,695    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
North Amern Palladium Ltd    COM	656912102  414 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Novell Inc		     COM	670006105  47 	    7,900      SH	SOLE  01 02 03 04 05 06 07  SOLE
Pactiv Corp		     COM	695257105  5,739    174,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Potash Corp Sask Inc	     COM	73755L107  6,470    45,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Provident Energy TR	     TR UNIT	74386K104  10,778   1,514,600  SH	SOLE  01 02 03 04 05 06 07  SOLE
Psychiatric Solutions Inc    COM	74439H108  2,490    74,204     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     COM	80004C101  12,919   352,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE	8004CAC5   1,845    2,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Silver Wheaton Corp	     COM	828336107  2,003    75,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sonde Res Corp		     COM	835426107  1,759    580,323    SH	SOLE  01 02 03 04 05 06 07  SOLE
Wellcare Health Plans Inc    COM	94946T106  5 	    171        SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co New	     Perp Pfd	949746804  15,138   15,048     SH	SOLE  01 02 03 04 05 06 07  SOLE
Whiting Pete Corp New	     Perp Pfd	966387201  693 	    3,000      SH	SOLE  01 02 03 04 05 06 07  SOLE
Windstream Corp		     COM	97381W104  3,676    299,094    SH	SOLE  01 02 03 04 05 06 07  SOLE
Zymogenetics Inc	     COM	98985T109  3,900    400,000    SH	SOLE  01 02 03 04 05 06 07  SOLE

Anheuser Busch Inbev SA/NV  SPONS ADR	03524A108  670 	    11,400     SH	SOLE  02 03 04 05 06 07     SOLE
Apple Inc		    COM	    	037833100  936 	    3,300      SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings    SHS		G05384105  3,199    105,650    SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings    PFD		G05384113  1,006    18,000     SH	SOLE  02 03 04 05 06 07     SOLE
Banco Santander SA	    ADR		05964H105  1,407    111,100    SH	SOLE  02 03 04 05 06 07     SOLE
Bank Montreal Que	    COM		063671101  1,073    18,500     SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation COM		060505104  762 	    58,120     SH	SOLE  02 03 04 05 06 07     SOLE
Beazer Homes USA Inc	    NT SUB	07556Q402  2,265    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	    COM		110122108  1,570    57,900     SH	SOLE  02 03 04 05 06 07     SOLE
CDN Imperial Bk of Commerce cOM		136069101  1,164    16,000     SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		    SHS		15101Q108  1,340    159,150    SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		    COM		172967101  1,463    375,145    SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		    UNIT	172967416  2,252    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
Dillards Inc		    CL A	254067101  1,040    44,000     SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		    COM DISNEY	254687106  1,656    50,000     SH	SOLE  02 03 04 05 06 07     SOLE
Firstservice Corp	    SDCV 	33761NAA7  547 	    500,000    SH	SOLE  02 03 04 05 06 07     SOLE
Flaherty & Crmn/Clymr Pfd   COM SHS	338478100  923 	    55,000     SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	    COM		369604103  697 	    42,900     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	    COM CL A	37247D106  3,077    251,800    SH	SOLE  02 03 04 05 06 07     SOLE
Hartford Finl Svcs Group    CONV PFD	416515708  476 	    20,000     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand PLC	    SHS		G47791101  4,160    116,500    SH	SOLE  02 03 04 05 06 07     SOLE
Ishares Silver Trust	    ISHARES	46428Q109  1,279    60,000     SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan Chase & Co	    COM		46625H100  723 	    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New	            COM		493267108  873 	    109,700    SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		    PFD		493267405  322 	    3,000      SH	SOLE  02 03 04 05 06 07     SOLE
Kingsway Finl Svcs Inc	    COM		496904103  203 	    125,000    SH	SOLE  02 03 04 05 06 07     SOLE
Level 3 Communications Inc  NOTE 	52729NBF6  25 	    25,000     SH	SOLE  02 03 04 05 06 07     SOLE
Lifetime Brands Inc	    NOTE	53222QAB9  2,893    2,900,000  SH	SOLE  02 03 04 05 06 07     SOLE
Lilly Eli Co	            COM		532457108  511 	    14,000     SH	SOLE  02 03 04 05 06 07     SOLE
Manulife Finl Corp	    COM		56501R106  190 	    15,000     SH	SOLE  02 03 04 05 06 07     SOLE
Marshall & Ilsley Corp New  COM		571837103  806 	    114,500    SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		    COM		577081102  9,138    389,500    SH	SOLE  02 03 04 05 06 07     SOLE
Merck & Co Inc New	    COM		58933Y105  2,123    57,670     SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd  SHS		G62185106  8,508    491,200    SH	SOLE  02 03 04 05 06 07     SOLE
National Bk Greece S A 	    SPONS ADR	633643408  200 	    10,000     SH	SOLE  02 03 04 05 06 07     SOLE
Old Rep Intl Corp	    COM		680223104  1,413    102,000    SH	SOLE  02 03 04 05 06 07     SOLE
Oncolytics Biotech Inc	    COM		682310107  312 	    65,000     SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		    COM		G6852T105  9,590    119,600    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		    COM		717081103  6,087    354,500    SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs  COM		G7127P100  10,549   242,400    SH	SOLE  02 03 04 05 06 07     SOLE
Plum Creek Timber Co Inc    COM		729251108  1,716    48,600     SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			    COM		746927102  2,287    361,800    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New  COM		7591EP100  222 	    164,600    SH	SOLE  02 03 04 05 06 07     SOLE
San disk Corp		    NOTE	80004CAC5  830 	    900,000    SH	SOLE  02 03 04 05 06 07     SOLE
Seadrill Limited	    SHS		G7945E105  2,229    76,888     SH	SOLE  02 03 04 05 06 07     SOLE
Silver Wheaton Corp	    COM		828336107  668 	    25,000     SH	SOLE  02 03 04 05 06 07     SOLE
Sun Life Finl Inc	    COM		866796105  601 	    22,900     SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	    COM		867914103  1,067    41,300     SH	SOLE  02 03 04 05 06 07     SOLE
Synovus Finl Corp	    COM		87161C105  197 	    80,000     SH	SOLE  02 03 04 05 06 07     SOLE
Synovus Finl Corp	    UNIT	87161C204  478 	    20,000     SH	SOLE  02 03 04 05 06 07     SOLE
Validus Holdings Ltd	    COM SHS	G9319H102  90 	    3,400      SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	    COM		949746101  450 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
Weyerhaeuser Co	            COM		962166104  19 	    1,226      SH	SOLE  02 03 04 05 06 07     SOLE
XL Group PLC	            COM		G98290102  2,558    118,100    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	    COM		989701107  1,314    61,533     SH	SOLE  02 03 04 05 06 07     SOLE

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